LONG TERM DEBT - Additional Information (Details) - New Dragonfly $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Term of non payment for special redemptions	10 days
Percentage of registered noteholders required for special redemptions	75.00%
Term of debt	3 years
Ongoing monitoring service fees term	24 months
Loan monitoring fees	$ 180
Prepaid loan monitoring fee	$ 60
Loan monitoring fees, amortization term	8 months